Financial Assets at Fair Value through Other Comprehensive Income Noncurrent (Tables)	12 Months Ended
Dec. 31, 2022
Non-current financial assets at fair value through other comprehensive income [abstract]
Summary of Financial Assets at Fair Value through Other Comprehensive Income Noncurrent

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Domestic investments
Listed stocks	$459	$273
Non-listed stocks	3,030	3,084
Foreign investments
Non-listed stocks	127	134
	$3,616	$3,491